PROPERTY, PLANT AND EQUIPMENT (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Opening Balance	$ 7,034,299	$ 6,919,495
Changes
Additions	730,476	533,833
Acquisitions through business combinations	8,787	74,511
Disposals	(4,613)	(8,024)
Retirements	(35,824)	(16,740)
Depreciation	(457,766)	(454,826)
Impairment loss recognized in profit or loss	(31,680)	(33,240)	$ (14,979)
Increase (decrease) through net exchange differences	(102,756)	(3,715)
Reclassification of assets held for sale	3,125	(334)
Increase (decrease) through transfers from construction in progress	0	0
Total changes	140,394	114,804
Closing balance	7,174,693	7,034,299	6,919,495
Construction work in progress [member]
Opening Balance	597,351	321,031
Changes
Additions	660,918	440,394
Acquisitions through business combinations	0	3,460
Disposals	(1,994)	0
Retirements	(6,269)	(1,585)
Depreciation	0	0
Impairment loss recognized in profit or loss	0	(208)
Increase (decrease) through net exchange differences	(4,115)	290
Reclassification of assets held for sale	0	(418)
Increase (decrease) through transfers from construction in progress	(215,161)	(165,613)
Total changes	433,379	276,320
Closing balance	1,030,730	597,351	321,031
Land [Member]
Opening Balance	1,008,310	991,450
Changes
Additions	3	277
Acquisitions through business combinations	3,900	4,009
Disposals	(448)	(1,878)
Retirements	(4,466)	(75)
Depreciation	0	0
Impairment loss recognized in profit or loss	0	0
Increase (decrease) through net exchange differences	(34,204)	(2,728)
Reclassification of assets held for sale	(2,193)	0
Increase (decrease) through transfers from construction in progress	1,241	17,255
Total changes	(36,167)	16,860
Closing balance	972,143	1,008,310	991,450
Buildings [member]
Opening Balance	2,135,201	2,169,731
Changes
Additions	6,949	12,932
Acquisitions through business combinations	0	17,214
Disposals	(770)	(48)
Retirements	(1,656)	(3,809)
Depreciation	(125,407)	(125,692)
Impairment loss recognized in profit or loss	(654)	(769)
Increase (decrease) through net exchange differences	(15,444)	961
Reclassification of assets held for sale	(5)	0
Increase (decrease) through transfers from construction in progress	64,673	64,681
Total changes	(72,314)	(34,530)
Closing balance	2,062,887	2,135,201	2,169,731
Plant and equipment [Member]
Opening Balance	3,112,755	3,256,348
Changes
Additions	42,467	65,938
Acquisitions through business combinations	4,887	46,415
Disposals	(702)	(5,492)
Retirements	(17,680)	(3,900)
Depreciation	(316,118)	(311,819)
Impairment loss recognized in profit or loss	(356)	(8,271)
Increase (decrease) through net exchange differences	(42,059)	(2,394)
Reclassification of assets held for sale	5,323	84
Increase (decrease) through transfers from construction in progress	132,945	75,846
Total changes	(191,293)	(143,593)
Closing balance	2,921,462	3,112,755	3,256,348
IT Equipment [member]
Opening Balance	22,665	24,154
Changes
Additions	1,125	787
Acquisitions through business combinations	0	164
Disposals	(42)	(26)
Retirements	(42)	(4)
Depreciation	(5,791)	(6,080)
Impairment loss recognized in profit or loss	(5)	(5)
Increase (decrease) through net exchange differences	(175)	51
Reclassification of assets held for sale	0	0
Increase (decrease) through transfers from construction in progress	5,557	3,624
Total changes	627	(1,489)
Closing balance	23,292	22,665	24,154
Fixtures and fittings [member]
Opening Balance	12,297	9,880
Changes
Additions	1,146	556
Acquisitions through business combinations	0	986
Disposals	0	(26)
Retirements	(28)	(29)
Depreciation	(2,870)	(2,268)
Impairment loss recognized in profit or loss	(20)	(310)
Increase (decrease) through net exchange differences	(210)	(31)
Reclassification of assets held for sale	0	0
Increase (decrease) through transfers from construction in progress	5,591	3,539
Total changes	3,609	2,417
Closing balance	15,906	12,297	9,880
Motor vehicles [member]
Opening Balance	15,959	16,858
Changes
Additions	2,352	2,161
Acquisitions through business combinations	0	241
Disposals	(129)	(292)
Retirements	(84)	(127)
Depreciation	(3,920)	(3,546)
Impairment loss recognized in profit or loss	0	0
Increase (decrease) through net exchange differences	(217)	67
Reclassification of assets held for sale	0	0
Increase (decrease) through transfers from construction in progress	955	597
Total changes	(1,043)	(899)
Closing balance	14,916	15,959	16,858
Other property, plant and equipment [member]
Opening Balance	129,761	130,043
Changes
Additions	15,516	10,788
Acquisitions through business combinations	0	2,022
Disposals	(528)	(262)
Retirements	(5,599)	(7,211)
Depreciation	(3,660)	(5,421)
Impairment loss recognized in profit or loss	0	(338)
Increase (decrease) through net exchange differences	(6,332)	69
Reclassification of assets held for sale	0	0
Increase (decrease) through transfers from construction in progress	4,199	71
Total changes	3,596	(282)
Closing balance	$ 133,357	$ 129,761	$ 130,043